Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Trade accounts receivable	$338,777	$254,789
Less: Allowance for doubtful accounts	(30,342)	(108,936)
Accounts receivable, net	$308,435	$145,853

Schedule of Allowance for Credit Losses

Allowance for credit losses movement is as follows:

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Beginning balance	$108,936	$279
Provision for credit losses	20,428	110,229
Recovery	(99,845)	-
Foreign exchange translation	823	(1,572)
Ending balance	$30,342	$108,936